UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number:      028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jonathan Auerbach
Title:            Managing Member
Phone:            212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach          New York, New York       November 13, 2009
-------------------------     ---------------------    ----------------
[Signature]                     [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $347,445
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number           Name

    1.       028-13192                      Hound Partners, LP
    2.       028-13191                      Hound Partners Offshore Fund, LP

                           FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2          COLUMN 3     COLUMN 4  COLUMN 5           COLUMN 6     COLUMN 7       COLUMN 8

                             TITLE OF                        VALUE     SHRS OR  SH/PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS              CUSIP        (X$1000)  PRN AMT  PRN/CALL DISCRETION   MANAGERS  SOLE   SHARED  NONE

ABOVENET INC                  COM               00374N107    26,622     545,990 SH     SHARED-DEFINED  (1),(2)    545,990
ALEXANDRIA REAL ESTATE EQ IN  COM               015271109       272       5,000 SH     SHARED-DEFINED  (1),(2)      5,000
AMERICAN TOWER CORP           CL A              029912201    10,467     287,545 SH     SHARED-DEFINED  (1),(2)    287,545
ARABIAN AMERN DEV CO          COM               038465100     1,880     596,781 SH     SHARED-DEFINED  (1),(2)    596,781
BERKLEY W R CORP              COM               084423102    13,297     526,000 SH     SHARED-DEFINED  (1),(2)    526,000
CHIMERA INVT CORP             COM               16934Q109    11,797   3,088,100 SH     SHARED-DEFINED  (1),(2)  3,088,100
COVANTA HLDG CORP             COM               22282E102    15,414     906,708 SH     SHARED-DEFINED  (1),(2)    906,708
ECHOSTAR CORP                 CL A              278768106     7,638     413,734 SH     SHARED-DEFINED  (1),(2)    413,734
GOOGLE INC                    CL A              38259P508     9,231      18,617 SH     SHARED-DEFINED  (1),(2)     18,617
GRACE W R & CO DEL NEW        COM               38388F108    28,976   1,332,844 SH     SHARED-DEFINED  (1),(2)  1,332,844
GREAT LAKES DREDGE & DOCK CO  COM               390607109    16,323   2,338,553 SH     SHARED-DEFINED  (1),(2)  2,338,553
HECKMANN CORP                 COM               422680108    14,625   3,193,168 SH     SHARED-DEFINED  (1),(2)  3,193,168
HECKMANN CORP                 *W EXP 11/09/201  422680116     1,087   1,940,997 SH     SHARED-DEFINED  (1),(2)  1,940,997
HQ SUSTAINABLE MARITIM IND I  COM NEW           40426A208     4,409     501,032 SH     SHARED-DEFINED  (1),(2)    501,032
KINDER MORGAN MANAGEMENT LLC  SHS               49455U100    33,785     713,523 SH     SHARED-DEFINED  (1),(2)    713,523
LIBERTY MEDIA CORP NEW        ENT COM SER A     53071M500    49,325   1,585,500 SH     SHARED-DEFINED  (1),(2)  1,585,500
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100     3,895      86,000 SH     SHARED-DEFINED  (1),(2)     86,000
MONSANTO CO NEW               COM               61166W101    13,158     170,000 SH     SHARED-DEFINED  (1),(2)    170,000
MYRIAD PHARMACEUTICALS INC    COM               62856H107     3,565     608,354 SH     SHARED-DEFINED  (1),(2)    608,354
PETROHAWK ENERGY CORP         COM               716495106    24,024     992,306 SH     SHARED-DEFINED  (1),(2)    992,306
RAMBUS INC DEL                COM               750917106     5,394     310,000 SH     SHARED-DEFINED  (1),(2)    310,000
TRAILER BRIDGE                COM               892782103       867     160,483 SH     SHARED-DEFINED  (1),(2)    160,483
TRANSDIGM GROUP INC           COM               893641100    44,143     886,219 SH     SHARED-DEFINED  (1),(2)    886,219
USEC INC                      NOTE 3.000%10/0   90333EAC2     7,251  10,500,000 SH     SHARED-DEFINED  (1),(2) 10,500,000


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